Related Party Transactions	12 Months Ended
Dec. 31, 2018
Tradeweb Markets LLC
Entity Information [Line Items]
Related Party Transactions

14.         Related Party Transactions

The Company enters into transactions with affiliates of the Banks and Refinitiv. At December 31, 2018 and December 31, 2017, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Predecessor
	December 31, 2018	December 31, 2017
Cash and cash equivalents	$283,790	$234,107
Receivables from brokers and dealers and clearing organizations	3,332	—
Deposits with clearing organizations	500	500
Accounts receivable	40,730	27,163
Receivable from affiliates	3,243	375
Other assets	9	27
Payable to brokers and dealers and clearing organizations	2,404	—
Deferred revenue	9,151	5,106
Contingent consideration payable	—	129,393
Accounts payable, accrued expenses and other liabilities	—	2,555
Payable to affiliates	5,009	5,578

The Company maintains a shared services agreement with Refinitiv (TR in the predecessor periods). Under the terms of the agreement, Refinitiv provides the Company with certain real estate, payroll, benefits administration, insurance, content, financial reporting and tax support. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company incurred shared services fees of $1,075,000,  $3,225,000,  $4,300,000 and $4,300,000 relating to this agreement, respectively. These fees are included in occupancy, technology and communications and general and administrative expenses in the consolidated statements of income.

The Company maintains a market data license agreement with Refinitiv (TR in the predecessor periods). Under the agreement, the Company delivers to Refinitiv certain market data feeds which Refinitiv redistributes to its customers. The Company earns license fees or royalties for these feeds. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company earned $13,467,000,  $36,851,000,  $50,125,000 and $50,564,000, respectively, of revenue under this agreement.

The Company reimburses affiliates of Refinitiv (TR in the predecessor periods) for expenses paid on behalf of the Company for various services including salaries and bonuses, marketing, professional fees, communications, data costs and certain other administrative services. For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company reimbursed such affiliates approximately $3,837,000,  $28,736,000,  $38,361,000 and $34,350,000, respectively, for these expenses.

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company earned approximately $90,845,000,  $211,234,000,  $232,436,000 and $211,743,000, respectively, of transaction, subscription and other fees from affiliates of the Banks.

For October 1, 2018 to December 31, 2018, January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, the Company earned $17,000,  $34,000,  $40,000 and $80,000, respectively, of interest income from money market funds invested with and savings accounts deposited with affiliates of the Banks. Interest rates earned on the money market and savings accounts are comparable to rates offered to third parties.

The Company borrowed $29,285,000 from a subsidiary of TR under a convertible term note. Interest charged on the outstanding borrowings is the greater of LIBOR or 150 basis points, plus 300 basis points per annum, and is reset and payable quarterly. On May 5, 2017, TR converted all outstanding borrowings into 1,835 Class A Shares at the price of  $15,958 per share. During the years ended December 31, 2017 and 2016, the interest rate charged was 4.50% per annum. The Company paid and expensed interest on this note of  $455,000 and $1,339,000 in the years ended December 31, 2017 and 2016, respectively.

During 2014, the Company issued Class A Shares and unvested Class P-1(A) Shares to some of the Banks as a result of a $120,000,000 capital contribution.  In connection with this investment, employees invested $5,266,000 in the Company and were issued Class C Shares and unvested Class P-1(C) Shares.  Certain Class P-1(A) Shares and Class P-1(C) Shares vested on July 31, 2018, based on a formula determined by the Company’s new credit platforms’ revenues and any remaining unvested Class P-1(A) Shares and Class P-1(C) Shares were cancelled. The value of the vested Class P-1(A) Shares which are included in members’ capital is $150,495,000 and the value of the vested P-1(C) Shares which are included in employee equity compensation payable is $6,727,000. The Company recognized contingent consideration for January 1, 2018 to September 30, 2018 and for the years ended December 31, 2017 and 2016, of $26,830,000,  $58,520,000 and $26,224,000, respectively, relating to these shares, which is included in net revenue on the consolidated statements of income. At December 31, 2017, $129,393,000 is included in contingent consideration payable on the consolidated statements of financial condition.